Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.5%
Gulf Warehousing Co.	661,503	$947,971

Banks — 47.2%
Commercial Bank PSQC (The)	2,315,011	2,767,776
Doha Bank QPSC	2,290,689	1,581,942
Masraf Al Rayan QSC	3,771,726	3,963,736
Qatar First Bank(a)	2,706,632	225,337
Qatar International Islamic Bank QSC	895,903	2,240,063
Qatar Islamic Bank SAQ	1,220,322	4,949,907
Qatar National Bank QPSC	2,731,807	14,354,384

		30,083,145

Chemicals — 4.6%
Mesaieed Petrochemical Holding Co.	4,119,548	2,923,659

Construction Materials — 1.1%
Qatar National Cement Co. QSC	443,240	693,262

Diversified Financial Services — 0.6%
Salam International Investment Ltd. QSC(a)	3,406,875	390,579

Diversified Telecommunication Services — 3.2%
Ooredoo QPSC	1,077,349	2,040,890

Energy Equipment & Services — 1.4%
Gulf International Services QSC(a)	1,848,447	898,113

Food & Staples Retailing — 1.1%
Al Meera Consumer Goods Co. QSC	167,952	697,756

Health Care Providers & Services — 1.4%
Medicare Group	374,677	884,661

Industrial Conglomerates — 9.8%
Industries Qatar QSC	1,905,549	5,258,660
Mannai Corp. QSC	384,439	327,406
Qatar Industrial Manufacturing Co. QSC	687,145	628,343

		6,214,409

Security	Shares	Value

Insurance — 2.7%
Qatar Insurance Co. SAQ	2,080,197	$1,743,198

Marine — 2.2%
Qatar Navigation QSC	841,010	1,409,527

Metals & Mining — 1.5%
Qatar Aluminum Manufacturing Co.	4,291,943	939,576

Multi-Utilities — 4.3%
Qatar Electricity & Water Co. QSC	621,443	2,736,147

Oil, Gas & Consumable Fuels — 7.0%
Qatar Fuel QSC	360,910	2,210,679
Qatar Gas Transport Co. Ltd.	3,299,014	2,278,287

		4,488,966

Real Estate Management & Development — 8.8%
Barwa Real Estate Co.	2,449,352	2,279,866
Ezdan Holding Group QSC(a)	9,940,750	1,717,618
Mazaya Qatar Real Estate Development QSC	2,381,629	466,119
United Development Co. QSC	2,995,843	1,153,034

		5,616,637

Wireless Telecommunication Services — 1.5%
Vodafone Qatar QSC	2,902,018	950,572

Total Common Stocks — 99.9% (Cost: $56,984,915)		63,659,068

Total Investments in Securities — 99.9% (Cost: $56,984,915)		63,659,068

Other Assets, Less Liabilities — 0.1%		63,248

Net Assets — 100.0%		$63,722,316

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$321	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Qatar ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$63,659,068	$—	$—	$63,659,068

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